Shareholders' equity - Non-controlling interests - Equity (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 2,594	€ 2,542	€ 2,609
Debit part of equity attributable to non-controlling interests	(14)	(5)	(5)
Total equity attributable to non-controlling interests	2,580	2,537	2,604
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	973	988	1,005
Sonatel [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	744	731	735
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	273	268	265
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	164	156	175
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 153	€ 143	€ 158